Kimberly Karcewski Vargo 202.346.4304 KVargo@ goodwinprocter.com	Goodwin Procter llp Counselors at Law 901 New York Avenue NW Washington, DC 20001 T: 202.346.4000 F: 202.346.4444

February 10, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Van Eck VIP Trust (the “Registrant”) Post-Effective Amendment No. 55 to Registration Statement on Form N-1A File Nos. 033-13019; 811-05083

Ladies and Gentlemen:

In connection with the registration of the Registrant under the Investment Company Act of 1940, as amended (the “1940 Act”), and the issuance of an indefinite number of its securities under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing on EDGAR pursuant to Rule 485(a) under the 1933 Act Post-Effective Amendment No. 55 and Amendment No. 56 under the 1940 Act to the Registrant’s Registration Statement on Form N-1A.

The purpose of the filing is to effect certain material changes to the prospectuses and statement of additional information for the Van Eck VIP Multi-Manager Alternatives Fund, a series of the Registrant.

Should you have any questions, please contact me at (202) 346-4304.

Very truly yours,

/s/ Kimberly K. Vargo

Kimberly K. Vargo